Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE U.S. TREASURY FUNDS, INC.
Entity Central Index Key	0000853437
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000005564
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Intermediate Index Fund
Class Name	Investor Class
Trading Symbol	PRTIX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about U.S. Treasury Intermediate Index Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Intermediate Index Fund - Investor Class	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The intermediate-term U.S. Treasury bond market delivered positive total returns for the year ended May 31, 2025, as the yield curve steepened amid concerns about slowing economic growth late in the period. Uncertainty surrounding U.S. tariffs, fiscal policy, and economic uncertainty contributed to the risk-off tone in the market, helping drive the rally.

  The fund’s key rate management contributed to returns relative to its style-specific benchmark, the Bloomberg U.S. 4–10 Year Treasury Bond Index. An average steepening bias on the two-year/10-year part of the curve was a notable contributor. Our selection within U.S. Treasuries also aided returns relative to the style-specific index.

  Management of the fund’s overall duration relative to its benchmark hindered performance on the margin relative to the style-specific benchmark as a longer-than-benchmark duration posture seen intermittently in the third and fourth quarters of 2024 detracted. Briefly held positions in Treasury inflation protected securities also detracted slightly from performance.

  The fund seeks a high level of income consistent with maximum credit protection and moderate fluctuation in principal. The fund remained nearly fully invested in U.S. Treasury securities for most of the period, as we did not see attractive value in other parts of the market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,995	9,945	10,005
2015	10,015	9,988	10,027
2016	10,292	10,164	10,349
2016	10,281	10,299	10,337
2016	10,426	10,539	10,508
2016	10,044	10,205	10,129
2017	10,113	10,308	10,194
2017	10,243	10,462	10,357
2017	10,337	10,591	10,459
2017	10,185	10,533	10,297
2018	9,974	10,360	10,080
2018	10,038	10,423	10,164
2018	10,088	10,480	10,212
2018	10,083	10,391	10,213
2019	10,316	10,689	10,472
2019	10,740	11,090	10,887
2019	11,144	11,546	11,298
2019	11,005	11,513	11,186
2020	11,468	11,937	11,685
2020	11,857	12,134	12,099
2020	11,866	12,293	12,134
2020	11,832	12,351	12,083
2021	11,582	12,102	11,818
2021	11,565	12,085	11,799
2021	11,701	12,283	11,937
2021	11,531	12,209	11,785
2022	11,228	11,782	11,484
2022	10,564	11,091	10,853
2022	10,347	10,868	10,660
2022	10,141	10,641	10,471
2023	10,041	10,637	10,373
2023	10,269	10,854	10,667
2023	10,039	10,738	10,483
2023	10,072	10,767	10,516
2024	10,205	10,991	10,665
2024	10,184	10,995	10,643
2024	10,678	11,522	11,168
2024	10,587	11,507	11,082
2025	10,711	11,629	11,230
2025	10,811	11,596	11,330

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
U.S. Treasury Intermediate Index Fund (Investor Class)	6.16%	-1.83%	0.78%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
Bloomberg U.S. 4-10 Year Treasury Bond Index (Strategy Benchmark)	6.46	-1.30	1.26

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 449,261,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 236,000
InvestmentCompanyPortfolioTurnover	47.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$449,261 Number of Portfolio Holdings55
Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	98.9%
U.S. Government & Agency Mortgage-Backed Securities	0.0
Short-Term and Other	1.1

Largest Holdings [Text Block]
U.S. Treasury Notes	98.9%
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes U.S. Treasury Intermediate Index Fund. Effective August 1, 2025, the fund will seek to provide a total return that matches or incrementally exceeds the performance of the intermediate-term U.S. Treasury bond market. The fund’s August 1, 2025 prospectus contains more information.

Material Fund Change Objectives [Text Block]

This is a summary of certain material changes U.S. Treasury Intermediate Index Fund. Effective August 1, 2025, the fund will seek to provide a total return that matches or incrementally exceeds the performance of the intermediate-term U.S. Treasury bond market. The fund’s August 1, 2025 prospectus contains more information.

Summary of Change Legend [Text Block]

How has the fund changed?

Updated Prospectus Web Address	www.troweprice.com/paperless
C000190630
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Intermediate Index Fund
Class Name	I Class
Trading Symbol	PRKIX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about U.S. Treasury Intermediate Index Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Intermediate Index Fund - I Class	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The intermediate-term U.S. Treasury bond market delivered positive total returns for the year ended May 31, 2025, as the yield curve steepened amid concerns about slowing economic growth late in the period. Uncertainty surrounding U.S. tariffs, fiscal policy, and economic uncertainty contributed to the risk-off tone in the market, helping drive the rally.

  The fund’s key rate management contributed to returns relative to its style-specific benchmark, the Bloomberg U.S. 4–10 Year Treasury Bond Index. An average steepening bias on the two-year/10-year part of the curve was a notable contributor. Our selection within U.S. Treasuries also aided returns relative to the style-specific index.

  Management of the fund’s overall duration relative to its benchmark hindered performance on the margin relative to the style-specific benchmark as a longer-than-benchmark duration posture seen intermittently in the third and fourth quarters of 2024 detracted. Briefly held positions in Treasury inflation protected securities also detracted slightly from performance.

  The fund seeks a high level of income consistent with maximum credit protection and moderate fluctuation in principal. The fund remained nearly fully invested in U.S. Treasury securities for most of the period, as we did not see attractive value in other parts of the market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
5/3/17	500,000	500,000	500,000
5/31/17	504,112	504,163	503,959
8/31/17	508,052	510,360	508,910
11/30/17	500,743	507,571	501,041
2/28/18	490,572	499,250	490,488
5/31/18	493,013	502,274	494,586
8/31/18	495,675	505,004	496,880
11/30/18	496,518	500,759	496,959
2/28/19	508,174	515,075	509,545
5/31/19	528,356	534,421	529,755
8/31/19	548,426	556,375	549,754
11/30/19	541,765	554,796	544,274
2/29/20	565,677	575,250	568,599
5/31/20	584,148	584,740	588,726
8/31/20	585,704	592,392	590,412
11/30/20	583,311	595,207	587,950
2/28/21	572,097	583,208	575,041
5/31/21	571,495	582,372	574,100
8/31/21	577,492	591,892	580,844
11/30/21	570,245	588,342	573,432
2/28/22	555,480	567,787	558,786
5/31/22	522,836	534,490	528,109
8/31/22	512,328	523,730	518,677
11/30/22	502,331	512,801	509,509
2/28/23	497,552	512,588	504,740
5/31/23	508,063	523,036	519,062
8/31/23	497,884	517,481	510,068
11/30/23	498,703	518,851	511,714
2/29/24	506,480	529,642	518,966
5/31/24	505,666	529,865	517,864
8/31/24	530,391	555,240	543,412
11/30/24	525,170	554,522	539,227
2/28/25	532,589	560,405	546,452
5/31/25	537,873	558,790	551,320

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 5/3/17
U.S. Treasury Intermediate Index Fund (I Class)	6.37%	-1.64%	0.91%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.39
Bloomberg U.S. 4-10 Year Treasury Bond Index (Strategy Benchmark)	6.46	-1.30	1.22

Performance Inception Date	May 03, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 449,261,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 236,000
InvestmentCompanyPortfolioTurnover	47.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$449,261 Number of Portfolio Holdings55
Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	98.9%
U.S. Government & Agency Mortgage-Backed Securities	0.0
Short-Term and Other	1.1

Largest Holdings [Text Block]
U.S. Treasury Notes	98.9%
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes U.S. Treasury Intermediate Index Fund. Effective August 1, 2025, the fund will seek to provide a total return that matches or incrementally exceeds the performance of the intermediate-term U.S. Treasury bond market. The fund’s August 1, 2025 prospectus contains more information.

Material Fund Change Objectives [Text Block]

This is a summary of certain material changes U.S. Treasury Intermediate Index Fund. Effective August 1, 2025, the fund will seek to provide a total return that matches or incrementally exceeds the performance of the intermediate-term U.S. Treasury bond market. The fund’s August 1, 2025 prospectus contains more information.

Summary of Change Legend [Text Block]

How has the fund changed?

Updated Prospectus Web Address	www.troweprice.com/paperless
C000225819
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Intermediate Index Fund
Class Name	Z Class
Trading Symbol	TRZTX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about U.S. Treasury Intermediate Index Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Intermediate Index Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The intermediate-term U.S. Treasury bond market delivered positive total returns for the year ended May 31, 2025, as the yield curve steepened amid concerns about slowing economic growth late in the period. Uncertainty surrounding U.S. tariffs, fiscal policy, and economic uncertainty contributed to the risk-off tone in the market, helping drive the rally.

  The fund’s key rate management contributed to returns relative to its style-specific benchmark, the Bloomberg U.S. 4–10 Year Treasury Bond Index. An average steepening bias on the two-year/10-year part of the curve was a notable contributor. Our selection within U.S. Treasuries also aided returns relative to the style-specific index.

  Management of the fund’s overall duration relative to its benchmark hindered performance on the margin relative to the style-specific benchmark as a longer-than-benchmark duration posture seen intermittently in the third and fourth quarters of 2024 detracted. Briefly held positions in Treasury inflation protected securities also detracted slightly from performance.

  The fund seeks a high level of income consistent with maximum credit protection and moderate fluctuation in principal. The fund remained nearly fully invested in U.S. Treasury securities for most of the period, as we did not see attractive value in other parts of the market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Z Class	Regulatory Benchmark	Strategy Benchmark
2/22/21	10,000	10,000	10,000
2/28/21	9,952	9,989	9,948
5/31/21	9,928	9,975	9,932
8/31/21	10,051	10,138	10,048
11/30/21	9,911	10,077	9,920
2/28/22	9,657	9,725	9,667
5/31/22	9,093	9,154	9,136
8/31/22	8,912	8,970	8,973
11/30/22	8,757	8,783	8,814
2/28/23	8,660	8,779	8,732
5/31/23	8,862	8,958	8,980
8/31/23	8,670	8,863	8,824
11/30/23	8,704	8,887	8,852
2/29/24	8,825	9,071	8,978
5/31/24	8,813	9,075	8,959
8/31/24	9,247	9,510	9,401
11/30/24	9,176	9,498	9,328
2/28/25	9,290	9,598	9,453
5/31/25	9,385	9,571	9,538

Average Annual Return [Table Text Block]
	1 Year	Since Inception 2/22/21
U.S. Treasury Intermediate Index Fund (Z Class)	6.49%	-1.48%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-1.02
Bloomberg U.S. 4-10 Year Treasury Bond Index (Strategy Benchmark)	6.46	-1.10

Performance Inception Date	Feb. 22, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 449,261,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 236,000
InvestmentCompanyPortfolioTurnover	47.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$449,261 Number of Portfolio Holdings55
Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	98.9%
U.S. Government & Agency Mortgage-Backed Securities	0.0
Short-Term and Other	1.1

Largest Holdings [Text Block]
U.S. Treasury Notes	98.9%
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes U.S. Treasury Intermediate Index Fund. Effective August 1, 2025, the fund will seek to provide a total return that matches or incrementally exceeds the performance of the intermediate-term U.S. Treasury bond market. The fund’s August 1, 2025 prospectus contains more information.

Material Fund Change Objectives [Text Block]

This is a summary of certain material changes U.S. Treasury Intermediate Index Fund. Effective August 1, 2025, the fund will seek to provide a total return that matches or incrementally exceeds the performance of the intermediate-term U.S. Treasury bond market. The fund’s August 1, 2025 prospectus contains more information.

Summary of Change Legend [Text Block]

How has the fund changed?

Updated Prospectus Web Address	www.troweprice.com/paperless